Fully Benefit-Responsive Investments - Additional Information (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully benefit-responsive investment contract, limitation on transacting at contract value, not probable [true false]	true
EBP, Fully benefit-responsive investment contract, termination, description	The investment contracts do not permit the issuers to terminate the agreements prior to the scheduled maturity date.